Material Agreements	6 Months Ended
Jun. 30, 2020
Material Agreements
Material Agreements

NOTE 20. MATERIAL AGREEMENTS:

Maturity Extension and Forbearance Agreement

On May 6, 2020, the Company entered into a Maturity Extension and Forbearance Agreement (“Agreement”) with the holder of the First Debentures. Pursuant to the Agreement (i) the holder agreed to extend the Maturity Date of the Debentures to from May 26, 2020 to September 30, 2020, (ii) the Company may now prepay each Debenture at any time, with accrued interest to the date of such payment, but no other premium or penalty, and (iii) the parties changed the definition of “Permitted Indebtedness” in the Debentures so as to permit indebtedness issued pursuant to the Coronavirus Aid, Relief, and Economic Security (CARES) Act or related or similar governmental programs including disaster-relief or pandemic-relief programs designed to help businesses in the wake of the Coronavirus pandemic. In consideration for entering into the Agreement the Company agreed to issue to the holder a prepaid warrant (the “Prepaid Warrant”) to purchase up to 646,094 shares of the Company’s common stock. The Prepaid Warrant shall be exercisable, commencing on May 6, 2020 until exercised in full, at a price of $0.001 per share, and shall also be exercisable on a cashless basis.

Amalgamation Amendment Agreement

On May 6, 2020, the Company entered into an Amalgamation Amendment Agreement (the “Amendment”) to amend that certain Amalgamation Agreement dated January 10, 2020, by and between Ameri Holdings, Inc., Jay Pharma Merger Sub, Inc. (“Merger Sub”), Jay Pharma Inc. (“Jay Pharma”), Jay Pharma ExchangeCo, Inc. (“ExchangeCo”), and Barry Kostiner (the “Amalgamation Agreement”). Pursuant to the Amendment, the parties agreed that (i) at the Effective Time, Ameri Holdings, Inc. shall issue to the holder of a certain note issued by Jay Pharma, series B warrants (the “Series B Warrants”) to acquire 8,100,000 shares of common stock of the company resulting from the amalgamation, and (ii) providing for certain registration rights, pursuant to a Registration Statement on Form S-4, of the Series B Warrants and the shares issuable upon exercise of the Series B Warrants. The Series B Warrants shall be exercisable for a period of five years commencing on the ninetieth (90th) day after the later of the last day of the Lock-up Period and leak-out Period (accelerated or otherwise) set forth in the Lock-up agreement to be executed by the holders of Jay Pharma securities in connection with the Amalgamation, at a price of $0.01 per share, and shall also be exercisable on a cashless basis.

On August 12, 2020, the Company, Jay Pharma Inc. and certain other signatories thereto entered into a tender agreement (as may be amended from time to time, the “Tender Agreement”), which provides that, among other things, the Company will make a tender offer to purchase all of the outstanding common shares of Jay Pharma for the number of shares of Resulting Issuer common stock equal to the exchange ratio set forth in the Tender Agreement, and Jay Pharma will become a wholly-owned subsidiary of the Company, on the terms and conditions set forth in the Tender Agreement. The Tender Agreement terminates and replaces in its entirety the Amalgamation Agreement, dated as of January 10, 2020, as amended on May 6, 2020, previously entered into by and among the parties thereto.